Significant acquisition of businesses (Details 3) - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025	Oct. 28, 2025	Sep. 16, 2025	Jun. 30, 2025	Jun. 25, 2025	Apr. 03, 2025
Amounts recognised as of acquisition date for each major class of assets acquired and liabilities assumed [line items]
In-process research and development assets recognised as of acquisition date through acquisitions applying the optional concentration test	$ 2,700.0	$ 3,200.0
Deferred tax assets recognised as of acquisition date through acquisitions applying the optional concentration test	0.0	200.0
Other current and non-current assets recognised as of acquisition date through acquisitions applying the optional concentration test	0.0	100.0
Cash and cash equivalents recognised as of acquisition date through acquisitions applying the optional concentration test		300.0
Cash acquired recognized as of acquisition date through acquisitions applying the optional concentration test	0.0
Current and non-current liabilities recognised as of acquisition date through acquisitions applying the optional concentration test	0.0	(200.0)
Identifiable net assets acquired through acquisitions applying the optional concentration test	2,700.0	$ 3,600.0
Regulus Therapeutics Inc.
Amounts recognised as of acquisition date for each major class of assets acquired and liabilities assumed [line items]
Cash and cash equivalents recognised as of acquisition date through acquisitions applying the optional concentration test						$ 23.0
Anthos Therapeutics Inc.
Amounts recognised as of acquisition date for each major class of assets acquired and liabilities assumed [line items]
Cash and cash equivalents recognised as of acquisition date through acquisitions applying the optional concentration test							$ 47.0
Tourmaline Bio, Inc.
Amounts recognised as of acquisition date for each major class of assets acquired and liabilities assumed [line items]
Cash and cash equivalents recognised as of acquisition date through acquisitions applying the optional concentration test			$ 200.0
Private clinical-stage biotech company
Amounts recognised as of acquisition date for each major class of assets acquired and liabilities assumed [line items]
Cash and cash equivalents recognised as of acquisition date through acquisitions applying the optional concentration test				$ 18.0
Cash and cash equivalents recognised as of acquisition date
Amounts recognised as of acquisition date for each major class of assets acquired and liabilities assumed [line items]
Cash and cash equivalents recognised as of acquisition date through acquisitions applying the optional concentration test					$ 70.0
Cash acquired
Amounts recognised as of acquisition date for each major class of assets acquired and liabilities assumed [line items]
Cash acquired recognized as of acquisition date through acquisitions applying the optional concentration test	$ 5.0